Annual Operating Expenses - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2065 Fund - Fidelity Freedom 2065 Fund	May 30, 2024
Operating Expenses:
Management fee	0.75%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.76%	[1]
Fee waiver and/or expense reimbursement	none	[3],[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.75%	[3]

[1]	A Adjusted to reflect current fees.
[2]	B For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.
[3]	C Fee waiver and/or expense reimbursement represents less than 0.005%. Total annual operating expenses after fee waiver and/or expense reimbursement does not sum due to rounding.
[4]
D Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent proxy and shareholder meeting expenses exceed 0.003% of the fund's average net assets. This arrangement will remain in effect through July 31, 2025 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.